Post-employment benefit plans (Detail 3) - USD ($) $ in Millions		Dec. 31, 2020	Dec. 31, 2019
Recognised Assets And Liabilities Defined Benefit Plan [Line Items]
Total net defined benefit post-employment asset		$ 42	$ 9
Total net defined benefit post-employment liability		722	633
of which: related to major plans
Recognised Assets And Liabilities Defined Benefit Plan [Line Items]
Total net defined benefit post-employment asset		42	9
Total net defined benefit post-employment liability		599	527
of which: Swiss pension plan
Recognised Assets And Liabilities Defined Benefit Plan [Line Items]
Total net defined benefit post-employment asset	[1]	0	0
of which: UK pension plan
Recognised Assets And Liabilities Defined Benefit Plan [Line Items]
Total net defined benefit post-employment asset		0	4
Total net defined benefit post-employment liability		13	0
of which: US and German pension plans
Recognised Assets And Liabilities Defined Benefit Plan [Line Items]
Total net defined benefit post-employment asset		42	5
Total net defined benefit post-employment liability	[2]	586	527
US pension plans
Recognised Assets And Liabilities Defined Benefit Plan [Line Items]
Total net defined benefit post-employment liability		88	111
German pension plans
Recognised Assets And Liabilities Defined Benefit Plan [Line Items]
Total net defined benefit post-employment liability		498	416
Remaining plans
Recognised Assets And Liabilities Defined Benefit Plan [Line Items]
Total net defined benefit post-employment liability		123	107
UBS AG
Recognised Assets And Liabilities Defined Benefit Plan [Line Items]
Total net defined benefit post-employment asset	[3]	42	9
Total net defined benefit post-employment liability		711	629
UBS AG | of which: related to major plans
Recognised Assets And Liabilities Defined Benefit Plan [Line Items]
Total net defined benefit post-employment asset		42	9
Total net defined benefit post-employment liability		599	527
UBS AG | of which: Swiss pension plan
Recognised Assets And Liabilities Defined Benefit Plan [Line Items]
Total net defined benefit post-employment asset		0	0
UBS AG | of which: UK pension plan
Recognised Assets And Liabilities Defined Benefit Plan [Line Items]
Total net defined benefit post-employment asset		0	4
Total net defined benefit post-employment liability		13	0
UBS AG | of which: US and German pension plans
Recognised Assets And Liabilities Defined Benefit Plan [Line Items]
Total net defined benefit post-employment asset		42	5
Total net defined benefit post-employment liability	[3]	586	527
UBS AG | US pension plans
Recognised Assets And Liabilities Defined Benefit Plan [Line Items]
Total net defined benefit post-employment liability		88	111
UBS AG | German pension plans
Recognised Assets And Liabilities Defined Benefit Plan [Line Items]
Total net defined benefit post-employment liability		498	416
UBS AG | Remaining plans
Recognised Assets And Liabilities Defined Benefit Plan [Line Items]
Total net defined benefit post-employment liability		$ 112	$ 103

[1]
As of 31 December 2020 and 31 December 2019, the Swiss pension plan was in a surplus situation. No net defined benefit asset was recognized on the balance sheet due to the IFRS asset ceiling restriction. Refer to Note 26a for more information.

[2]
Of the total liability recognized as of 31 December 2020, USD 88 million related to US plans and USD 498 million related to German plans (31 December 2019: USD 111 million and USD 416 million, respectively).

[3]
Of the total liability recognized as of 31 December 2020, USD 88 million related to US plans and USD 498 million related to German plans (31 December 2019: USD 111 million and USD 416 million, respectively).